[INVESCO AIM LOGO APPEARS HERE]
--Servicemark--
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919

Invesco Aim Advisors, Inc.

April 30, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  AIM Equity Funds
     CIK No. 0000105377

Ladies and Gentlemen:

On behalf of AIM Equity Funds (the "Fund"), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, and rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of Post Effective Amendment No. 94 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This amendment is being filed in order to include a new fund, AIM Disciplined Equity Fund.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-5770.

Very truly yours,


/s/ Melanie Ringold

Melanie Ringold
Counsel